Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net loss attributable to Stratasys Ltd.	$ (3,551)	$ (5,987)	$ (16,592)	$ (19,844)
Adjustment of redeemable non-controlling interest to redemption amount	(935)		(935)
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (4,486)	$ (5,987)	$ (17,527)	$ (19,844)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	53,722	52,778	53,689	52,733
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.08)	$ (0.11)	$ (0.33)	$ (0.38)
Diluted	$ (0.08)	$ (0.11)	$ (0.33)	$ (0.38)